NORTHERN CALIFORNIA WILDFIRES IMPACT (Notes)	12 Months Ended
Oct. 31, 2018
Unusual or Infrequent Items, or Both [Abstract]
Unusual or Infrequent Items, or Both, Disclosure [Text Block]
IMPACT OF NORTHERN CALIFORNIA WILDFIRES
During the week of October 8, 2017, wildfires in northern California adversely impacted the Keysight corporate headquarters site in Santa Rosa, CA. Our headquarters was under mandatory evacuation for more than three weeks, and while direct damage to our core facilities was limited, our buildings did experience some smoke and other fire-related impacts. Cleaning and restoration efforts are largely complete, and we have fully re-occupied the site. Keysight is insured for the damage caused by the fire.
For the year ended October 31, 2018 and 2017, we recognized costs of $7 million and $16 million, respectively, net of estimated insurance recoveries of $90 million and $2 million, respectively. Expenses were primarily for cleaning and restoration activities, write-off of damaged fixed assets and other direct costs related to recovery from this event.
A summary of the net charges in the consolidated statement of operations resulting from the impact of the fire is shown below:

	Year Ended October 31, 2018	Year Ended October 31, 2017
	(in millions)
Cost of products and services	$5	$5
Research and development	1	1
Selling, general and administrative	1	8
Other operating expense (income), net	—	2
Total	$7	$16

As of October 31, 2018, we have received insurance proceeds of $68 million and have a receivable of $24 million for losses and expenses for which insurance reimbursement is probable. The receivable is included in other current assets in the consolidated balance sheet. In addition, for the year ended October 31, 2018, we made investments in property, plant and equipment related to fire recovery of $27 million, which is expected to be covered by insurance. In many cases, our insurance coverage exceeds the amount of these covered losses, but no gain contingencies have been recognized as our ability to realize those gains remains uncertain for financial reporting purposes. We currently estimate total insurance recovery to range from $125 million to $135 million, which will substantially cover our total fire-related losses, expenses and investments in property, plant and equipment in excess of our $10 million self-insured retention amount. There may be a difference in timing of costs incurred and the related insurance reimbursement.